UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

Reinhart Genesis PMV Fund
Investor Class | RPMAX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$63	1.20%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$572,141,224
Number of Holdings	37
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Financials	27.3%
Information Technology	23.3%
Industrials	22.9%
Consumer Discretionary	9.9%
Health Care	6.5%
Real Estate	4.2%
Communication Services	1.5%
Materials	1.0%
Cash & Other	3.4%

Top 10 Issuers	(%)**
Silicon Motion Technology	4.7%
InterDigital, Inc.	4.7%
Axcelis Technologies, Inc.	4.6%
First Citizens BancShares	4.5%
FormFactor	4.2%
YETI Holdings, Inc.	4.0%
Skyward Specialty Insurance Group, Inc.	3.7%
Assured Guaranty	3.6%
Modine Manufacturing	3.3%
First American Financial Corp.	3.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Genesis PMV Fund	PAGE 1	TSR-SAR-56166Y248

Reinhart Genesis PMV Fund
Advisor Class | RPMFX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$50	0.95%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$572,141,224
Number of Holdings	37
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Financials	27.3%
Information Technology	23.3%
Industrials	22.9%
Consumer Discretionary	9.9%
Health Care	6.5%
Real Estate	4.2%
Communication Services	1.5%
Materials	1.0%
Cash & Other	3.4%

Top 10 Issuers	(%)**
Silicon Motion Technology	4.7%
InterDigital, Inc.	4.7%
Axcelis Technologies, Inc.	4.6%
First Citizens BancShares	4.5%
FormFactor	4.2%
YETI Holdings, Inc.	4.0%
Skyward Specialty Insurance Group, Inc.	3.7%
Assured Guaranty	3.6%
Modine Manufacturing	3.3%
First American Financial Corp.	3.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Genesis PMV Fund	PAGE 1	TSR-SAR-56166Y230

Reinhart International PMV Fund
Advisor Class | RPMYX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Reinhart International PMV Fund for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$2,284,752
Number of Holdings	44
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Financials	19.3%
Consumer Discretionary	19.0%
Industrials	17.3%
Information Technology	15.9%
Health Care	8.2%
Consumer Staples	7.1%
Communication Services	5.9%
Real Estate	4.2%
Materials	1.9%
Cash & Other	1.2%

Top 10 Issuers	(%)**
Silicon Motion Technology	5.2%
Taiwan Semiconductor Manufacturing	3.8%
Bank of Ireland Group plc	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.6%
Mercari	3.3%
ICON PLC	3.2%
Horiba Ltd.	3.2%
JD Logistics	3.1%
Jeronimo Martins SGPS SA	3.0%
International Container Terminal Services, Inc.	2.8%

Top Ten Countries	(%)**
France	15.0%
United Kingdom	12.0%
Japan	10.2%
Taiwan	9.0%
Canada	7.6%
Ireland	6.9%
United States	6.7%
China	5.6%
Mexico	4.9%
Cash & Other	22.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
Reinhart International PMV Fund	PAGE 1	TSR-SAR-56167N365

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart International PMV Fund	PAGE 2	TSR-SAR-56167N365

Reinhart Midcap PMV Fund
Investor Class | RPMMX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$65	1.30%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$96,363,456
Number of Holdings	43
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Industrials	26.0%
Financials	25.8%
Health Care	9.0%
Consumer Staples	7.5%
Information Technology	7.1%
Real Estate	6.8%
Consumer Discretionary	5.6%
Utilities	2.9%
Communication Services	2.4%
Cash & Other	6.9%

Top 10 Issuers	(%)**
TransUnion	3.8%
Paycom Software, Inc.	3.7%
SS&C Technologies Holdings	3.3%
Affiliated Managers Group	3.1%
Coca-Cola Consolidated, Inc.	3.1%
Rexford Industrial Realty - REIT	3.0%
Keysight Technologies, Inc.	3.0%
LPL Financial Holdings	3.0%
Xcel Energy, Inc.	2.9%
White Mountains Insurance Group	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 1	TSR-SAR-56166Y842

Reinhart Midcap PMV Fund
Advisor Class | RPMVX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$53	1.05%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$96,363,456
Number of Holdings	43
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Industrials	26.0%
Financials	25.8%
Health Care	9.0%
Consumer Staples	7.5%
Information Technology	7.1%
Real Estate	6.8%
Consumer Discretionary	5.6%
Utilities	2.9%
Communication Services	2.4%
Cash & Other	6.9%

Top 10 Issuers	(%)**
TransUnion	3.8%
Paycom Software, Inc.	3.7%
SS&C Technologies Holdings	3.3%
Affiliated Managers Group	3.1%
Coca-Cola Consolidated, Inc.	3.1%
Rexford Industrial Realty - REIT	3.0%
Keysight Technologies, Inc.	3.0%
LPL Financial Holdings	3.0%
Xcel Energy, Inc.	2.9%
White Mountains Insurance Group	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 1	TSR-SAR-56166Y834

Reinhart Midcap PMV Fund
Institutional Class | RPMNX
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.90%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$96,363,456
Number of Holdings	43
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Industry	(%)**
Industrials	26.0%
Financials	25.8%
Health Care	9.0%
Consumer Staples	7.5%
Information Technology	7.1%
Real Estate	6.8%
Consumer Discretionary	5.6%
Utilities	2.9%
Communication Services	2.4%
Cash & Other	6.9%

Top 10 Issuers	(%)**
TransUnion	3.8%
Paycom Software, Inc.	3.7%
SS&C Technologies Holdings	3.3%
Affiliated Managers Group	3.1%
Coca-Cola Consolidated, Inc.	3.1%
Rexford Industrial Realty - REIT	3.0%
Keysight Technologies, Inc.	3.0%
LPL Financial Holdings	3.0%
Xcel Energy, Inc.	2.9%
White Mountains Insurance Group	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 1	TSR-SAR-56167N654

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Reinhart Genesis PMV Fund
Reinhart International PMV Fund
Reinhart Mid Cap PMV Fund
Core Financial Statements
November 30, 2025

REINHART GENESIS PMV FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Communication Services - 1.5%
Madison Square Garden Sports Corp.(a)	38,000	$8,665,140
Consumer Discretionary - 9.9%
frontdoor(a)	295,065	15,912,855
Grand Canyon Education(a)	62,400	9,842,976
OneSpaWorld Holdings Ltd.	400,000	8,168,000
YETI Holdings, Inc.(a)	549,690	22,801,141
		56,724,972
Financials - 27.3%(b)
Assured Guaranty	225,600	20,425,824
Euronet Worldwide(a)	227,000	16,818,430
First American Financial	276,000	18,149,760
First Citizens BancShares - Class A	13,630	25,595,641
First Hawaiian	453,490	11,300,971
Independent Bank Corp.	119,000	8,573,950
International Bancshares	130,020	8,643,729
Skyward Specialty Insurance Group, Inc.(a)	432,000	21,150,720
White Mountains Insurance Group	6,400	12,955,200
Wintrust Financial	93,187	12,488,922
		156,103,147
Health Care - 6.5%
AdaptHealth(a)	1,495,000	14,441,700
Encompass Health	57,920	6,731,462
Lantheus Holdings(a)	273,000	16,071,510
		37,244,672
Industrials - 22.9%
Cadre Holdings, Inc.	404,000	17,242,720
Hillman Solutions(a)	2,023,575	17,706,281
Insperity	439,830	15,556,787
Landstar System, Inc.	116,000	15,177,440
MAXIMUS	129,000	11,105,610
Modine Manufacturing(a)	115,445	18,717,098
Paycom Software, Inc.	35,000	5,640,950
U-Haul Holding Co.	318,187	15,307,977
V2X, Inc.(a)	261,000	14,315,850
		130,770,713
Information Technology - 23.3%
ACI Worldwide(a)	213,000	9,981,180
ASGN(a)	238,100	10,716,881
Axcelis Technologies, Inc.(a)	320,845	26,556,341
FormFactor(a)	436,000	23,988,720
InterDigital, Inc.	74,500	26,652,375
PAR Technology(a)	244,375	8,433,381
Silicon Motion Technology - ADR	303,000	26,954,880
		133,283,758

The accompanying notes are an integral part of these financial statements.

1

REINHART GENESIS PMV FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 1.0%
Element Solutions	225,500	$5,844,960
Real Estate - 4.2%
Marcus & Millichap	431,605	12,646,027
Ryman Hospitality Properties - REIT	120,440	11,493,589
		24,139,616
TOTAL COMMON STOCKS (Cost $464,499,941)		552,776,978
SHORT-TERM INVESTMENTS
Money Market Funds - 3.4%
First American Treasury Obligations Fund - Class X, 3.91%(c)	19,454,502	19,454,502
TOTAL MONEY MARKET FUNDS (Cost $19,454,502)		19,454,502
TOTAL INVESTMENTS - 100.0% (Cost $483,954,443)		$572,231,480
Liabilities in Excess of Other Assets - (0.0)%(d)		(90,256)
TOTAL NET ASSETS - 100.0%		$572,141,224

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

REINHART INTERNATIONAL PMV FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Austria - 2.3%
BAWAG Group AG	400	$53,564
Canada - 7.6%
Boyd Group Services	150	25,138
CCL Industries - Class B	700	42,803
Constellation Software	10	24,203
Element Fleet Management	2,000	53,283
Granite Real Estate Investment Trust	500	27,403
		172,830
China - 5.6%
China Feihe	30,000	15,982
JD Logistics(a)	45,000	70,712
NetEase - ADR	300	41,415
		128,109
France - 15.0%
Accor SA	800	43,294
Capgemini SE	300	47,005
Edenred	3,000	64,334
Elis SA	2,000	56,899
FDJ UNITED	1,800	50,726
LVMH Moet Hennessy Louis Vuitton SE	110	81,303
		343,561
Germany - 1.3%
CTS Eventim AG	300	29,374
Greece - 2.2%
JUMBO SA	1,600	50,796
Ireland - 6.9%
Bank of Ireland Group plc	4,500	83,348
ICON PLC(a)	400	74,000
		157,348
Japan - 10.2%
Horiba Ltd.	785	72,769
Mercari(a)	4,400	74,976
Miura Co. Ltd.	3,000	58,903
Sanwa Holdings Corp.	1,000	25,790
		232,438
Luxembourg - 1.4%
B&M European Value Retail SA	14,000	31,328
Mexico - 4.9%
Arca Continental SAB de CV	5,500	54,991
Bolsa Mexicana de Valores SAB de CV	28,000	56,487
		111,478

The accompanying notes are an integral part of these financial statements.

3

REINHART INTERNATIONAL PMV FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Netherlands - 1.3%
Euronext NV	200	$30,647
Philippines - 2.8%
International Container Terminal Services, Inc.	7,000	64,799
Portugal - 3.0%
Jeronimo Martins SGPS SA	2,900	68,817
Republic of Korea - 2.3%
Coway	900	52,777
Spain - 1.8%
Aena SME SA	1,500	40,852
Sweden - 1.5%
Svenska Handelsbanken AB - Class A	2,400	33,328
Taiwan - 9.0%
Silicon Motion Technology - ADR	1,335	118,762
Taiwan Semiconductor Manufacturing - ADR	300	87,453
		206,215
United Kingdom - 12.0%
ConvaTec Group PLC	16,000	49,951
Endava plc - ADR(a)	2,230	14,406
LivaNova PLC(a)	1,000	63,810
London Stock Exchange Group plc	500	58,896
Manchester United PLC - Class A(a)	4,000	63,600
UNITE Group PLC	3,500	24,448
		275,111
United States - 6.7%
Booking Holdings	10	49,147
Cushman & Wakefield Ltd.(a)	2,700	45,225
Euronet Worldwide(a)	800	59,272
		153,644
Vietnam - 1.0%
Vietnam Dairy Products JSC	9,200	22,335
TOTAL COMMON STOCKS (Cost $2,019,149)		2,259,351
	Contracts
WARRANTS - 0.0%(b)
Canada - 0.0%(b)
Constellation Software, Expires 03/31/2040, Exercise Price $0.00(a)(c)	20	0
TOTAL WARRANTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

4

REINHART INTERNATIONAL PMV FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.8%
First American Treasury Obligations Fund - Class X, 3.91%(d)	40,226	$40,226
TOTAL MONEY MARKET FUNDS (Cost $40,226)		40,226
TOTAL INVESTMENTS - 100.6% (Cost $2,059,375)		$2,299,577
Liabilities in Excess of Other Assets - (0.6)%		(14,825)
TOTAL NET ASSETS - 100.0%		$2,284,752

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
Sector Classification as of November 30, 2025
(% of Net Assets)

Financials	$439,876	19.3%
Consumer Discretionary	434,347	19.0
Industrials	396,376	17.3
Information Technology	364,598	15.9
Health Care	187,761	8.2
Consumer Staples	162,125	7.1
Communication Services	134,389	5.9
Real Estate	97,076	4.2
Materials	42,803	1.9
Money Market Funds	40,226	1.8
Liabilities in Excess of Other Assets	(14,825)	(0.6)
	$2,284,752	100.0%

The accompanying notes are an integral part of these financial statements.

5

Reinhart Mid Cap PMV Fund
Schedule of Investments
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Communication Services - 2.4%
Live Nation Entertainment(a)	17,795	$2,339,153
Consumer Discretionary - 5.6%
LKQ	68,310	2,028,124
Marriott International, Inc./MD - Class A	3,880	1,182,585
Tapestry, Inc.	19,690	2,151,723
		5,362,432
Consumer Staples - 7.5%
BJ’s Wholesale Club Holdings(a)	21,440	1,913,091
Coca-Cola Consolidated, Inc.	18,180	2,962,431
Dollar General Corp.	21,475	2,351,298
		7,226,820
Energy - 1.7%
Baker Hughes, Class A	31,860	1,599,372
Financials - 25.8%(b)
Affiliated Managers Group	11,070	2,975,948
American Financial Group	10,255	1,412,319
BOK Financial	18,661	2,101,602
Fidelity National Financial	39,830	2,367,097
Fidelity National Information Services	29,420	1,934,953
First Citizens BancShares - Class A	561	1,053,496
Global Payments	21,535	1,631,492
Intercontinental Exchange	12,165	1,913,554
LPL Financial Holdings	8,090	2,880,364
M&T Bank	13,975	2,658,324
Progressive	5,167	1,182,158
White Mountains Insurance Group	1,348	2,728,689
		24,839,996
Health Care - 9.0%
Avantor(a)	205,445	2,409,870
Encompass Health	20,592	2,393,202
Lantheus Holdings(a)	32,905	1,937,117
Zimmer Biomet Holdings	20,340	1,983,557
		8,723,746
Industrials - 26.0%(b)
A O Smith Corp.	31,100	2,051,978
Allison Transmission Holdings	25,030	2,219,160
Insperity	65,945	2,332,475
Landstar System, Inc.	12,415	1,624,378
Paycom Software, Inc.	21,845	3,520,759
Sensata Technologies Holding	74,700	2,395,629
Snap-on	3,245	1,103,462
SS&C Technologies Holdings	37,235	3,199,976

The accompanying notes are an integral part of these financial statements.

6

Reinhart Mid Cap PMV Fund
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
TransUnion	42,800	$3,640,140
U-Haul Holding, Series N	49,640	2,388,180
WillScot Holdings Corp.	28,260	558,135
		25,034,272
Information Technology - 7.1%
Cognizant Technology Solutions - Class A	24,735	1,922,157
Keysight Technologies, Inc.(a)	14,695	2,908,875
Microchip Technology, Inc.	37,415	2,004,696
		6,835,728
Materials - 2.3%
Eagle Materials	9,975	2,231,607
Real Estate - 6.8%
Americold Realty Trust - REIT	117,110	1,268,302
Camden Property Trust - REIT	22,495	2,392,118
Rexford Industrial Realty - REIT	70,175	2,919,982
		6,580,402
Utilities - 2.9%
Xcel Energy, Inc.	34,165	2,805,288
TOTAL COMMON STOCKS (Cost $77,102,482)		93,578,816
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%
First American Treasury Obligations Fund - Class X, 3.91%(c)	2,843,769	2,843,769
TOTAL MONEY MARKET FUNDS (Cost $2,843,769)		2,843,769
TOTAL INVESTMENTS - 100.1% (Cost $79,946,251)		$96,422,585
Liabilities in Excess of Other Assets - (0.1)%		(59,129)
TOTAL NET ASSETS - 100.0%		$96,363,456

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

Reinhart Funds
Statements of Assets and Liabilities
November 30, 2025 (Unaudited)

	Reinhart Genesis PMV Fund	Reinhart International PMV Fund	Reinhart Mid Cap PMV Fund
ASSETS:
Investments, at value	$572,231,480	$2,299,577	$96,422,585
Dividends receivable	289,140	1,451	85,390
Receivable for fund shares sold	140,322	—	5,986
Dividend tax reclaims receivable	—	62	—
Foreign currency, at value	—	890	—
Receivable from Adviser	—	13,043	—
Prepaid expenses and other assets	27,189	3,234	27,567
Total assets	572,688,131	2,318,257	96,541,528
LIABILITIES:
Payable to adviser	334,461	—	52,335
Payable for capital shares redeemed	103,466	—	29,861
Payable for fund administration and accounting fees	57,936	9,949	21,791
Payable for transfer agent fees and expenses	17,402	825	11,398
Payable for audit fees	10,612	9,265	11,541
Payable for directors fees	5,956	5,748	3,867
Payable for legal fees	5,325	4,132	6,309
Payable for printing and mailing	2,368	84	9,005
Payable for custodian fees	2,353	—	1,037
Payable for compliance fees	1,964	1,965	1,965
Payable for distribution and shareholder servicing fees	—	345	27,520
Payable for expenses and other liabilities	5,064	1,192	1,443
Total liabilities	546,907	33,505	178,072
NET ASSETS	$ 572,141,224	$2,284,752	$96,363,456
Net Assets Consists of:
Paid-in capital	$448,039,262	$1,924,021	$73,080,711
Total distributable earnings	124,101,962	360,731	23,282,745
Total net assets	$ 572,141,224	$2,284,752	$96,363,456
Advisor Class
Net assets	$543,984,237	$2,284,752	$66,697,332
Shares issued and outstanding(a)	32,640,930	184,515	3,907,423
Net asset value per share	$16.67	$12.38	$17.07
Institutional Class
Net assets	$—	$—	$4,460,973
Shares issued and outstanding(a)	—	—	259,365
Net asset value per share	$—	$—	$17.20

The accompanying notes are an integral part of these financial statements.

8

Reinhart Funds
Statements of Assets and Liabilities
November 30, 2025 (Unaudited)(Continued)

	Reinhart Genesis PMV Fund	Reinhart International PMV Fund	Reinhart Mid Cap PMV Fund
Investor Class
Net assets	$28,156,987	$—	$25,205,151
Shares issued and outstanding(a)	1,706,563	—	1,477,570
Net asset value per share	$16.50	$—	$17.06
Cost:
Investments, at cost	$483,954,443	$2,059,375	$79,946,251
Foreign currency, at cost	$—	$885	$—

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

9

Reinhart Funds
Statements of Operations
For the Period Ended November 30, 2025 (Unaudited)

	Reinhart Genesis PMV Fund	Reinhart International PMV Fund	Reinhart Mid Cap PMV Fund
INVESTMENT INCOME:
Dividend income	$3,213,441	$19,552	$951,399
Less: Dividend withholding taxes	—	(1,947)	—
Less: Issuance fees	(6,727)	(35)	—
Total investment income	3,206,714	17,570	951,399
EXPENSES:
Investment advisory fee (See Note 4)	2,630,831	10,837	491,844
Shareholder service costs - Advisor Class (See Note 5)	314,725	1,711	29,163
Shareholder service costs - Investor Class (See Note 5)	—	—	1,412
Fund administration and accounting fees (See Note 4)	171,632	55,254	65,709
Transfer agent fees (See Note 4)	42,777	4,348	31,272
Distribution expenses - Investor Class (See Note 5)	34,189	—	35,293
Federal and state registration fees	32,056	2,624	25,944
Custodian fees (See Note 4)	15,563	6,966	3,305
Reports to shareholders	11,154	1,712	3,661
Trustees’ fees	11,085	10,928	8,808
Audit fees	10,614	10,767	10,794
Compliance fees (See Note 4)	5,856	5,856	5,856
Legal fees	4,793	4,600	5,772
Other expenses and fees	6,053	4,285	4,670
Total expenses	3,291,328	119,888	723,503
Expense reimbursement by Administrator, Transfer Agent, and Custodian	—	(24,075)	—
Expense reimbursement by Adviser	(629,727)	(84,976)	(120,509)
Net expenses	2,661,601	10,837	602,994
Net investment income	545,113	6,733	348,405
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	37,181,576	96,020	4,954,381
Foreign currency translation	—	(704)	—
Net realized gain (loss)	37,181,576	95,316	4,954,381
Net change in unrealized appreciation (depreciation) on:
Investments	16,873,743	(40,126)	(5,612,421)
Foreign currency translation	—	(38)	—
Net change in unrealized appreciation (depreciation)	16,873,743	(40,164)	(5,612,421)
Net realized and unrealized gain (loss)	54,055,319	55,152	(658,040)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 54,600,432	$61,885	$(309,635)

The accompanying notes are an integral part of these financial statements.

10

Reinhart Funds
Statements of Changes in Net Assets

	Reinhart Genesis PMV Fund		Reinhart International PMV Fund
	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$545,113	$1,233,095	$6,733	$27,162
Net realized gain (loss)	37,181,576	23,234,160	95,316	132,657
Net change in unrealized appreciation (depreciation)	16,873,743	(25,984,310)	(40,164)	86,750
Net increase (decrease) in net assets from operations	54,600,432	(1,517,055)	61,885	246,569
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	—	(21,298,786)	—	(158,322)
From earnings - Investor Class	—	(1,118,825)	—	—
Total distributions to shareholders	—	(22,417,611)	—	(158,322)
CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	58,117,009	268,372,840	58,961	1,026,754
Shares issued from reinvestment of distributions - Advisor Class	—	20,457,780	—	158,322
Shares redeemed - Advisor Class	(44,628,461)	(193,010,540)	(1,437)	(826,177)
Shares sold - Investor Class	99,558	346,924	—	—
Shares issued from reinvestment of distributions - Investor Class	—	1,118,825	—	—
Shares redeemed - Investor Class	(48,592)	(9,422)	—	—
Net increase (decrease) in net assets from capital transactions	13,539,514	97,276,407	57,524	358,899
Net increase (decrease) in net assets	68,139,946	73,341,741	119,409	447,146
NET ASSETS:
Beginning of the period	504,001,278	430,659,537	2,165,343	1,718,197
End of the period	$ 572,141,224	$504,001,278	$2,284,752	$2,165,343
SHARES TRANSACTIONS
Shares sold - Advisor Class	3,615,745	16,577,688	4,769	88,826
Shares issued from reinvestment of distributions - Advisor Class	—	1,276,218	—	15,136
Shares redeemed - Advisor Class	(2,761,082)	(12,261,556)	(117)	(72,336)
Shares sold - Investor Class	6,163	21,977	—	—
Shares issued from reinvestment of distributions - Investor Class	—	70,366	—	—
Shares redeemed - Investor Class	(2,949)	(674)	—	—
Total increase (decrease) in shares outstanding	857,877	5,684,019	4,652	31,626

The accompanying notes are an integral part of these financial statements.

11

Reinhart Funds
Statements of Changes in Net Assets(Continued)

	Reinhart Mid Cap PMV Fund
	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$348,405	$825,638
Net realized gain (loss)	4,954,381	3,634,196
Net change in unrealized appreciation (depreciation)	(5,612,421)	(732,865)
Net increase (decrease) in net assets from operations	(309,635)	3,726,969
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	—	(2,794,750)
From earnings - Institutional Class	—	(173,426)
From earnings - Investor Class	—	(847,762)
Total distributions to shareholders	—	(3,815,938)
CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	2,360,110	3,586,112
Shares issued from reinvestment of distributions - Advisor Class	—	2,575,582
Shares redeemed - Advisor Class	(14,654,541)	(19,323,178)
Shares sold - Institutional Class	3,847,904	2,604,744
Shares issued from reinvestment of distributions - Institutional Class	—	171,337
Shares redeemed - Institutional Class	(4,881,719)	(1,128,033)
Shares sold - Investor Class	1,397,115	3,126,458
Shares issued from reinvestment of distributions - Investor Class	—	842,742
Shares redeemed - Investor Class	(3,894,125)	(2,157,949)
Net increase (decrease) in net assets from capital transactions	(15,825,256)	(9,702,185)
Net increase (decrease) in net assets	(16,134,891)	(9,791,154)
NET ASSETS:
Beginning of the period	112,498,347	122,289,501
End of the period	$96,363,456	$112,498,347
SHARES TRANSACTIONS
Shares sold - Advisor Class	137,754	203,108
Shares issued from reinvestment of distributions - Advisor Class	—	146,340
Shares redeemed - Advisor Class	(850,218)	(1,078,878)
Shares sold - Institutional Class	220,071	145,012
Shares issued from reinvestment of distributions - Institutional Class	—	9,675
Shares redeemed - Institutional Class	(289,173)	(61,582)
Shares sold - Investor Class	80,554	176,787
Shares issued from reinvestment of distributions - Investor Class	—	47,802
Shares redeemed - Investor Class	(230,663)	(121,399)
Total increase (decrease) in shares outstanding	(931,675)	(533,135)

The accompanying notes are an integral part of these financial statements.

12

Reinhart Genesis PMV Fund
Financial Highlights
Advisor Class

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$15.06	$15.49	$12.54	$12.61	$13.45	$8.73
INVESTMENT OPERATIONS:
Net investment income	0.02(a)	0.04(a)	0.05	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments(b)	1.59	0.24	3.34	0.74	(0.29)	4.69
Total from investment operations	1.61	0.28	3.39	0.79	(0.24)	4.74
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.04)	(0.06)	(0.03)	(0.09)	(0.02)
Net realized gains	—	(0.67)	(0.38)	(0.83)	(0.51)	—
Total distributions	—	(0.71)	(0.44)	(0.86)	(0.60)	(0.02)
Net asset value, end of period	$16.67	$15.06	$15.49	$12.54	$12.61	$13.45
Total return	10.69%(c)	1.55%	27.33%	6.97%	−1.86%	54.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$543,984	$478,580	$405,900	$275,600	$263,100	$192,000
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.18%(d)	1.16%	1.16%	1.19%	1.16%	1.27%
After expense reimbursement/ recoupment	0.95%(d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.21%(d)	0.25%	0.38%	0.39%	0.43%	0.64%
Portfolio turnover rate	19%(c)	44%	21%	47%	33%	32%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

13

Reinhart Genesis PMV Fund
Financial Highlights
Investor Class

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$14.92	$15.38	$12.46	$12.55	$13.39	$8.71
INVESTMENT OPERATIONS:
Net investment income	(0.00)(a)(b)	0.00(a)(b)	0.02	0.02	0.03	0.04
Net realized and unrealized gain (loss) on investments(c)	1.58	0.23	3.31	0.74	(0.30)	4.65
Total from investment operations	1.58	0.23	3.33	0.76	(0.27)	4.69
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	(0.03)	(0.02)	(0.06)	(0.01)
Net realized gains	—	(0.67)	(0.38)	(0.83)	(0.51)	—
Total distributions	—	(0.69)	(0.41)	(0.85)	(0.57)	(0.01)
Net asset value, end of period	$16.50	$14.92	$15.38	$12.46	$12.55	$13.39
Total return	10.59%(d)	1.20%	27.04%	6.73%	−2.09%	53.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,157	$25,422	$24,800	$19,300	$17,300	$17,700
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.31%(e)	1.33%	1.34%	1.37%	1.37%	1.49%
After expense reimbursement/ recoupment	1.20%(e)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	(0.04) %(e)	0.00%(f)	0.13%	0.13%	0.18%	0.38%
Portfolio turnover rate	19%(d)	44%	21%	47%	33%	32%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

14

Reinhart International PMV Fund
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$12.04	$11.59	$10.26	$10.00
INVESTMENT OPERATIONS:
Net investment income	0.04(a)	0.19(a)	0.17	0.13
Net realized and unrealized gain (loss) on investments(b)	0.30	1.51	1.36	0.24
Total from investment operations	0.34	1.70	1.53	0.37
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.30)	(0.11)	(0.06)
Net realized gains	—	(0.95)	(0.09)	(0.05)
Total distributions	—	(1.25)	(0.20)	(0.11)
Net asset value, end of period	$12.38	$12.04	$11.59	$10.26
Total return	2.82%(c)	16.29%	15.00%	3.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,285	$2,165	$1,700	$1,400
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	10.51%(d)	13.98%	14.66%	19.29%
After expense reimbursement/recoupment	0.95%(d)	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.59%(d)	1.63%	1.57%	1.60%
Portfolio turnover rate	11%(c)	67%	12%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

15

Reinhart Mid Cap PMV Fund
Financial Highlights
Advisor Class

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$17.10	$17.20	$15.75	$18.32	$18.22	$12.22
INVESTMENT OPERATIONS:
Net investment income	0.06(a)	0.13(a)	0.15	0.14(a)	0.19	0.15
Net realized and unrealized gain (loss) on investments(b)	(0.09)	0.35	2.28	(1.84)	0.12	6.00
Total from investment operations	(0.03)	0.48	2.43	(1.70)	0.31	6.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.13)	(0.16)	(0.14)	(0.21)	(0.15)
Net realized gains	—	(0.45)	(0.82)	(0.73)	—	—
Total distributions	—	(0.58)	(0.98)	(0.87)	(0.21)	(0.15)
Net asset value, end of period	$17.07	$17.10	$17.20	$15.75	$18.32	$18.22
Total return	−0.18%(c)	2.73%	15.71%	−9.56%(d)	1.68%	50.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$66,697	$78,995	$92,000	$116,100	$172,600	$167,300
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.28%(e)	1.26%	1.25%	1.20%	1.16%	1.24%
After expense reimbursement/ recoupment	1.05%(e)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	0.70%(e)	0.73%	0.75%	0.84%	1.00%	0.90%
Portfolio turnover rate	6%(c)	32%	18%	42%	31%	38%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

16

Reinhart Mid Cap PMV Fund
Financial Highlights
Institutional Class

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$17.22	$17.29	$15.82	$18.40	$18.27	$12.25
INVESTMENT OPERATIONS:
Net investment income	0.07(a)	0.16(a)	0.18	0.17(a)	0.21	0.16
Net realized and unrealized gain (loss) on investments(b)	(0.09)	0.36	2.28	(1.88)	0.13	6.02
Total from investment operations	(0.02)	0.52	2.46	(1.71)	0.34	6.18
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.14)	(0.17)	(0.14)	(0.21)	(0.16)
Net realized gains	—	(0.45)	(0.82)	(0.73)	—	—
Total distributions	—	(0.59)	(0.99)	(0.87)	(0.21)	(0.16)
Net asset value, end of period	$17.20	$17.22	$17.29	$15.82	$18.40	$18.27
Total return	−0.12%(c)	2.94%	15.84%	−9.54%(d)	1.87%	50.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,461	$5,655	$4,100	$3,800	$34,100	$38,400
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.20%(e)	1.19%	1.21%	1.09%	1.12%	1.18%
After expense reimbursement/ recoupment	0.90%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.79%(e)	0.88%	0.90%	0.99%	1.15%	1.05%
Portfolio turnover rate	6%(c)	32%	18%	42%	31%	38%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

17

Reinhart Mid Cap PMV Fund
Financial Highlights
Investor Class

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$17.11	$17.20	$15.76	$18.35	$18.23	$12.23
INVESTMENT OPERATIONS:
Net investment income	0.04(a)	0.09(a)	0.09	0.10(a)	0.12	0.10
Net realized and unrealized gain (loss) on investments(b)	(0.09)	0.35	2.30	(1.84)	0.14	6.01
Total from investment operations	(0.05)	0.44	2.39	(1.74)	0.26	6.11
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.08)	(0.13)	(0.12)	(0.14)	(0.11)
Net realized gains	—	(0.45)	(0.82)	(0.73)	—	—
Total distributions	—	(0.53)	(0.95)	(0.85)	(0.14)	(0.11)
Net asset value, end of period	$17.06	$17.11	$17.20	$15.76	$18.35	$18.23
Total return	−0.29%(c)	2.47%	15.41%	−9.77%(d)	1.43%	50.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,205	$27,848	$26,200	$22,700	$25,800	$21,000
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.46%(e)	1.57%	1.48%	1.41%	1.48%	1.57%
After expense reimbursement/ recoupment	1.30%(e)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	0.43%(e)	0.48%	0.50%	0.58%	0.75%	0.65%
Portfolio turnover rate	6%(c)	32%	18%	42%	31%	38%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

18

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap PMV Fund (the “Mid Cap Fund”), Reinhart Genesis PMV Fund (the “Genesis Fund”) and Reinhart International PMV Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital appreciation. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Mid Cap Fund commenced operations on June 1, 2012, the Genesis Fund commenced operations on June 1, 2018 and the International Fund commenced operations on June 1, 2022. The Mid Cap Fund currently offers three classes of shares, the Investor Class, Advisor Class and the Institutional Class. The Mid Cap Fund Institutional Class commenced operations on September 29, 2017. The Genesis Fund currently offers two classes of shares, the Investor Class and the Advisor Class. The International Fund currently offers one class of shares, the Advisor Class. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Investor Class and Advisor Class shares are subject to a maximum 0.15% shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period end November 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the period end November 30, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period end May 31, 2022.
Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments, or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of November 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting

19

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Investor Class and Advisor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

20

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”) that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian and Mexican securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Rights and Warrants – Rights and warrants are valued at the last reported sale price on the exchange which they are traded. If they are not actively traded on the exchange, a fair value will be applied and they will be categorized in Level 3 of the fair value hierarchy.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds' NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Reinhart Partners, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

21

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2025:
Genesis Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$552,776,978	$—	$—	$552,776,978
Short-Term Investments	19,454,502	—	—	19,454,502
Total Investments in Securities	$572,231,480	$—	$—	$572,231,480

International Fund

	Level 1	Level 2	Level 3*	Total
Common Stocks	$952,194	$1,307,157	$—	$2,259,351
Warrants	—	—	—	—
Short-Term Investments	40,226	—	—	40,226
Total Investments in Securities	$992,420	$1,307,157	$—	$2,299,577

Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$93,578,816	$—	$—	$93,578,816
Short-Term Investments	2,843,769	—	—	2,843,769
Total Investments in Securities	$96,422,585	$—	$—	$96,422,585

*	Additional Level 3 disclosures were deemed to be immaterial.
Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Reinhart Partners, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following rates:

Fund
Mid Cap Fund	0.90%
Genesis Fund	0.95%
International Fund	0.95%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Advisor Class	Institutional Class
Mid Cap Fund	1.30%	1.05%	0.90%
Genesis Fund	1.20%	0.95%	N/A
International Fund	N/A	0.95%	N/A

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense

22

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
limit in effect at the time of recoupment. The Operating Expenses Limitation Agreements are indefinite in term and cannot be terminated through at least September 28, 2029, for the Mid Cap Fund, and September 28, 2026, for the Genesis Fund and the International Fund. Thereafter, the agreements may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	Expiration	Amount
Mid Cap Fund	December 2025 - May 2026	$137,255
	June 2026 - May 2027	$265,036
	June 2027 - May 2028	$274,616
	June 2028 - November 2029	$120,508
Genesis Fund	December 2025 - May 2026	$328,428
	June 2026 - May 2027	$742,406
	June 2027 - May 2028	$ 1,057,860
	June 2028 - November 2029	$629,726
International Fund	December 2025 - May 2026	$84,564
	June 2026 - May 2027	$167,563
	June 2027 - May 2028	$168,693
	June 2028 - November 2029	$84,976

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended November 30, 2025, are disclosed in the Statements of Operations. For the International Fund, the Administrator waived $22,875 in fund administration and transfer agent fees; and the Custodian waived $1,200 in custody fees.
5. DISTRIBUTION & SHAREHOLDER SERVICE FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period end November 30, 2025, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Mid Cap Fund	$35,293
Genesis Fund	$34,189
International Fund	N/A

The Funds have entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Funds may pay a servicing fee at an annual rate up to 0.15% of the average daily net assets of the Investor Class and Advisor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly

23

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period end November 30, 2025, the Funds incurred the following expenses pursuant to the Plan:

Fund	Investor Class	Advisor Class
Mid Cap Fund	$ 1,412	$29,163
Genesis Fund	—	314,725
International Fund	N/A	1,711

6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Funds for the period end November 30, 2025, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Mid Cap Fund	$—	$—	$6,225,383	$21,124,023
Genesis Fund	$—	$—	$111,311,641	$100,099,690
International Fund	$—	$—	$325,848	$246,483

7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at May 31, 2025, the Funds’ most recent fiscal year end, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation	Federal Income Tax Cost
Mid Cap Fund	$32,060,963	$(10,498,959)	$21,562,004	$90,531,088
Genesis Fund	108,509,546	(49,062,975)	59,446,571	444,929,540
International Fund	402,367	(180,721)	221,646	1,969,539

The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales and passive foreign investment companies.
At May 31, 2025, the Funds’ most recent fiscal year end, components of accumulated loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Appreciation	Total Distributable Earnings
Mid Cap Fund	$175,707	$1,854,669	$21,562,004	$23,592,380
Genesis Fund	—	10,054,959	59,446,571	69,501,530
International Fund	28,812	48,388	221,646	298,846

As of May 31, 2025, the Funds' most recent fiscal year end, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds' taxable year subsequent to October 31 and December 31, respectively. The Funds do not plan to defer any qualified late-year losses.

24

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
There were no distributions paid by the Funds for the period ended November, 30, 2025.
The tax character of distributions paid during the year ended May 31, 2025, were as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Mid Cap Fund	$849,801	$2,966,137	$3,815,938
Genesis Fund	6,651,210	15,766,401	22,417,611
International Fund	47,849	110,472	158,322

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
9. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2025, each Fund's percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Mid Cap Fund	Morgan Stanley Smith Barney, LLC	36.82%	Record
Genesis Fund	Morgan Stanley Smith Barney, LLC	36.44%	Record
International Fund	National Financial Services, LLC	47.39%	Record
	James Reinhart	31.23%	Beneficial

10. REPORT OF SPECIAL SHAREHOLDER MEETING
At a special meeting of the shareholders of the Funds (the “Special Meeting”) held on December 12, 2025, the shareholders approved a new investment advisory agreement (the “New Advisory Agreement”) between the Adviser and the Trust, on behalf of the Funds. The New Advisory Agreement was approved by the Board of Trustees and by shareholders of the Funds in anticipation of a change in ownership of the Adviser that would result in the termination of the previously effective investment advisory agreement between the Adviser and the Trust, on behalf of the Funds. Each Fund’s shareholders of record as of October 9, 2025, were entitled to vote at the Special Meeting
As of the record date, for the Mid Cap Fund, of the 3,610,440.295 shares present by proxy (representing 57.274% of total outstanding shares), 3,595,258.521 shares or 99.580% voted in favor (representing 57.034% of total outstanding shares), 11,249.542 shares or 0.312% voted against (representing 0.178% of total outstanding shares), and 3,932.232 shares or 0.108% abstained from voting (representing 0.062% of total outstanding shares).
As of the record date, for the Genesis Fund, of the 19,232,515.076 shares present by proxy (representing 55.952% of total outstanding shares), 19,177,497.656 shares or 99.714% voted in favor (representing 55.793% of total outstanding shares), 6,754.819 shares or 0.036% voted against (representing 0.019% of total outstanding shares), and 48,262.601 shares or 0.250% abstained from voting (representing 0.140% of total outstanding shares).
As of the record date, for the International Fund, of the 120,614.196 shares present by proxy (representing 65.392% of total outstanding shares), 120,614.196 shares or 100% voted in favor (representing 65.392% of total outstanding shares). There were no shares that voted against or that abstained from voting.

25

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
11. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.
On December 17, 2025, the Funds made the following distributions to shareholders:

Fund	Share Class	Type of Distribution	Dollar Amount	Rate Per Share
Mid Cap Fund	Advisor	Ordinary Income	$515,345	$0.13842562
	Advisor	Short-Term Capital Gain	562,231	0.15102
	Advisor	Long-Term Capital Gain	3,102,821	0.83344
	Investor	Ordinary Income	144,771	0.09755725
	Investor	Short-Term Capital Gain	224,107	0.15102
	Investor	Long-Term Capital Gain	1,236,795	0.83344
	Institutional	Ordinary Income	39,121	0.15372529
	Institutional	Short-Term Capital Gain	38,432	0.15102
	Institutional	Long-Term Capital Gain	212,099	0.83344
Genesis Fund	Advisor	Ordinary Income	$782,810	$0.02417053
	Advisor	Short-Term Capital Gain	428,533	0.01323
	Advisor	Long-Term Capital Gain	37,920,346	1.17085
	Investor	Ordinary Income	20,834	0.01213503
	Investor	Short-Term Capital Gain	22,716	0.01323
	Investor	Long-Term Capital Gain	2,010,136	1.17085
International Fund	Advisor	Ordinary Income	$31,045	$0.16825571
	Advisor	Short-Term Capital Gain	26,139	0.14167
	Advisor	Long-Term Capital Gain	121,083	0.65624

26

Reinhart Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Reinhart Partners, LLC (Unaudited)
At a meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on September 23, 2025, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved a new Investment Advisory Agreement (“New Advisory Agreement”) between the Trust and Reinhart Partners, LLC (“Reinhart”), the investment adviser to the Reinhart Mid Cap PMV Fund, Reinhart Genesis PMV Fund, and Reinhart International PMV Fund (the “Funds”), on behalf of each of the Funds, subject to approval by the shareholders of each Fund.
In reaching its decision to recommend the approval of the New Advisory Agreement, the Board reviewed materials provided by Reinhart and posed questions to representatives of Reinhart who attended and presented at the Board meeting. In the course of their review, the Trustees considered their fiduciary responsibilities with regard to factors deemed to be relevant to the Funds. The Board also considered other matters, including, but not limited to the following: (1) the nature, extent, and quality of the services provided in the past by Reinhart since each Fund’s inception and the continuation of such services following the Acquisition by Baird of an ownership interest in Reinhart; (2) the performance of the Funds; (3) the fact that there are no material differences between the terms of the New Advisory Agreement and the terms of the previously existing advisory agreement; (4) Reinhart’s representation that, following the Acquisition, there will be no changes to each Fund’s portfolio management personnel and no changes to the way the Funds are managed; (5) the fact that, as part of the Acquisition, current Reinhart employees will increase their ownership interests in Reinhart; (6) Reinhart’s representation that, following the Acquisition, Reinhart will continue to operate as an independent investment manager; (7) the fact that Reinhart’s founder and control person, Mr. James E. Reinhart, will continue to own an equity interest and serve as a Board member of Reinhart; and (8) the fact that the fee structure under the New Advisory Agreement will be identical to the fee structure under the previously existing advisory agreement and that Reinhart has agreed to maintain each Fund’s current annual operating expense limits.
The Board also evaluated the New Advisory Agreement in light of information the Trustees had requested and received from Reinhart prior to the September 23, 2025, Board meeting, as well as information provided by Reinhart in connection with the August 19-20, 2025, Board meeting, including Reinhart’s presentation at that meeting. Below is a summary of the material factors considered by the Board in its deliberations as to whether to approve the New Advisory Agreement and the Board’s conclusions.
Nature, Extent and Quality of Services Provided to the Funds. The Trustees considered the scope of services that Reinhart would provide under the New Advisory Agreement, noting that such services include, but are not limited to, the following for each Fund: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Reinhart effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees considered the qualifications, experience and responsibilities of the portfolio managers to each Fund as well as Reinhart’s resources and compliance structure, including information regarding its compliance program, its chief compliance officer and Reinhart’s compliance record. The Trustees noted that Reinhart had participated in the August 19-20, 2025, and September 23, 2025, Board meetings and during the course of the prior year had provided additional information about each Fund’s performance and the services provided by Reinhart, including its role as each Fund’s valuation designee. The Trustees also considered Reinhart’s overall financial condition and business continuity plan. The Trustees concluded that Reinhart has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the New Advisory Agreement and that the nature, overall quality and extent of such management services would be satisfactory.
Fund Historical Performance and the Overall Performance of Reinhart. In assessing the quality of the portfolio management delivered by Reinhart, the Trustees reviewed the performance of the Mid Cap Fund, Genesis Fund, and International Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category (“Category”), as well as a smaller sub-set of peer funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (“Cohort”), and the composite of separate accounts that Reinhart manages utilizing a similar investment strategy as that of each Fund, as applicable.

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Reinhart Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Reinhart Partners, LLC (Unaudited)(Continued)
When comparing each Fund’s performance against its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of each Fund, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the Category and Cohort.
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Mid Cap Fund. The Trustees noted that the Fund had underperformed both the Category and Cohort averages, as well as underperformed its benchmark index and a broader market index, for all periods presented as of June 30, 2025. The Trustees noted that the Fund’s Investor Class and Advisor Class did not perform as well against the benchmark index as compared to the Institutional Class, but that these classes have a 12b-1 fee and/or a shareholder servicing fee, which is not necessarily the case for the funds included in the Category and Cohort. The Trustees also considered that the Fund’s performance was generally consistent with the returns of the Adviser’s composite for accounts with a similar strategy over all relevant time periods.

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Genesis Fund. The Trustees noted that the Fund had outperformed both the Category and Cohort averages for all periods presented as of June 30, 2025, and had outperformed its benchmark index, for all periods presented as of June 30, 2025, while underperforming the broader market index for all periods presented, other than the five-year period, ended June 30, 2025. The Trustees also considered that the Fund’s performance was generally consistent with the returns of the Adviser’s composite for accounts with a similar strategy over all relevant time periods.

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International Fund. The Trustees noted that the Fund had outperformed the Cohort and Category averages for the year-to-date, one-, and three-year periods ended June 30, 2025. The Trustees noted that the Fund had also outperformed its benchmark index for all periods presented as of June 30, 2025. The Trustees also considered that Reinhart does not manage other accounts or composites with the same or substantially similar strategies as the Fund.

After considering all of the information, the Trustees concluded that the performance obtained by Reinhart for each Fund was reasonable under relevant market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from Reinhart’s continued management.
Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to Reinhart under the New Advisory Agreement, as well as Reinhart’s profitability from services that it rendered to each Fund during the 12-month period ended June 30, 2025. The Trustees also noted favorably the expense limitation agreement under which Reinhart contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus, and observed that Reinhart had waived a portion of its management fee with respect to each Fund over the 12-month period ended June 30, 2025. The Trustees further considered that the management fees Reinhart charges to separately managed accounts with strategies and asset levels similar to those of the Mid Cap Fund and Genesis Fund are lower than the advisory fee for each Fund, respectively. They also noted, however, that Reinhart has additional responsibilities with respect to the Funds, including the preparation of Board and shareholder materials, which justify the higher fee. The Trustees observed that the International Fund’s strategy is not offered in a separately managed account. The Trustees considered the reasonableness of Reinhart’s profits from its service relationship with each Fund, noting that the International Fund had not been profitable over the 12-month period ended June 30, 2025.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by each Fund and those of funds within the same Category and Cohort as of June 30, 2025.
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Mid Cap Fund. The Trustees noted that while the Fund’s advisory fee was higher than the Category and Cohort averages, the total expenses of the Fund’s Institutional Class (after waivers and expense reimbursements) were below the Category average and equal to the Cohort average. Regarding the Fund’s Advisor Class and Investor Class, the Trustees noted that these classes include shareholder servicing and/or Rule 12b-1 fees, which is not necessarily the case for the funds included in the Category and Cohort.

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Reinhart Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Reinhart Partners, LLC (Unaudited)(Continued)
•
Genesis Fund. The Trustees noted that while the Fund’s advisory fee was higher than the Category and Cohort averages, the total expenses of the Fund’s Advisor Class (after waivers and expense reimbursements) were below the Category and Cohort averages. Regarding the Fund’s Investor Class, the Trustees noted that this class includes shareholder servicing and Rule 12b-1 fees, which is not necessarily the case for the funds included in the Category and Cohort.

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International Fund. The Trustees noted that the Fund’s advisory fee was higher than the Category and Cohort averages, and its total expenses (after waivers and expense reimbursements) were higher than the Category average but lower than the Cohort average. The Trustees further considered that the Fund includes a shareholder servicing which is not necessarily the case for the funds included in the Category and Cohort.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Reinhart’s advisory fee with respect to each Fund continues to be reasonable.
Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Trustees noted that at current asset levels, it was not necessary to consider the implementation of fee breakpoints but agreed to revisit the issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Funds. The Trustees considered the extent to which Reinhart utilizes soft dollar arrangements with respect to portfolio transactions and considered that Reinhart does not utilize any affiliated brokers to execute the Funds’ portfolio transactions. While the Trustees noted Rule 12b-1 fees may be paid for shareholder and distribution services performed on behalf of the Funds, the Trustees also observed that the Adviser was incurring its own distribution expenses on behalf of the Funds. The Trustees considered that Reinhart may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Reinhart does not receive additional material benefits from its relationship with the Funds.
Conclusions. The Trustees considered all of the foregoing factors. No single factor was determinative in the Board’s decision to approve the New Advisory Agreement for the Fund, but rather the Board based its determination on the total mix of information available to the Trustees. Based on a consideration of all the factors in their totality, the Board, all of whom are Independent Trustees, determined that the New Advisory Agreement with Reinhart, including the advisory fees to be paid thereunder, was fair and reasonable, and approved the New Advisory Agreement as being in the best interest of the Fund and its shareholders, and determined to recommend that shareholders approve the agreement.

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REINHART FUNDS
ADDITIONAL INFORMATION
November 30, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are each available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-774-3863.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

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INVESTMENT ADVISER
Reinhart Partners, LLC
11090 North Weston Drive
Mequon, WI 53092
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-774-3863.
RH-RPSEMI

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Not applicable for semi-annual reports.”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	02/05/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	02/05/26

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	02/05/26

* Print the name and title of each signing officer under his or her signature.